Cover	May 08, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 08, 2023
File Number	333-225433
Registrant Name	TREND INNOVATIONS HOLDING INC.
Entity Central Index Key	0001740797
Tax Identification Number	38-4053064
Incorporation State Country Code	NV
Address Line1	5348 Vegas Drive
Address City	Las Vegas
Address State	NV
Address Postal Zip Code	89108
City Area Code	866
LocalPhoneNumber	5330065
WrittenCommunications	false
SolicitingMaterial	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
Emerging Growth Company	true
extended transition period	false